Cash and Cash Equivalents and Short-Term Deposit (Details) - Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Original currency [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 8,290	$ 6,276
Original currency [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	80,717	27,129
Original currency [Member] | JPY [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	241,249	448,139
Original currency [Member] | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	2,611	5,411
US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	23,371	15,118
US$ equivalent [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	8,290	6,276
US$ equivalent [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	11,396	3,895
US$ equivalent [Member] | JPY [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	1,710	3,370
US$ equivalent [Member] | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	334	695
US$ equivalent [Member] | Others [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 1,641	$ 882